Fees to Auditors - Additional Information (Detail) kr in Millions	12 Months Ended
	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)
Auditors Remuneration [line items]
Auditors fee	kr 141	kr 135	kr 148
Tax fees	11	17	18
Other audit fees	15	16	27
PwC [member]
Auditors Remuneration [line items]
Auditors fee	127	122	126
Tax fees	9	13	10
Other audit fees	9	9	kr 16
PwC AB Sweden [member]
Auditors Remuneration [line items]
Auditors fee	39	39
Other statutory engagements fees	9	10
Tax fees	1	3
Other audit fees	kr 8	kr 5
Number of valuation services performed	0